PROPERTY AND EQUIPMENT	12 Months Ended
Mar. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 4 -	PROPERTY AND EQUIPMENT

Property and equipment at March 31, 2012 and 2011 consists of the following:

	2012	2011
Laboratory manufacturing, and warehouse equipment	$5,448,732	$5,285,888
Office equipment	64,927	56,961
Furniture and fixtures	49,804	62,406
Transportation equipment	66,855	66,855
Land, building and improvements	3,314,138	2,835,783
	8,944,456	8,307,893
Less: Accumulated depreciation and amortization	(4,659,670)	(4,189,619)
	$4,284,786	$4,118,274

Depreciation and amortization expense amounted to $484,156 and $483,473 for the years ended March 31, 2012 and 2011, respectively.